Related undertakings - Summary of joint ventures (Detail)	12 Months Ended
Dec. 31, 2017
Bao Hi Ranges Joint Venture [member] | Australia [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Bao-HI Ranges Joint Venture
Country of incorporation, Joint Venture	Australia
Address of principal place of business	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Percentage of ownership interest exchanged in joint venture	54.00%
Blair Athol Joint Venture [member] | Australia [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Blair Athol Joint Venture
Country of incorporation, Joint Venture	Australia
Address of principal place of business	123 Albert Street, Brisbane QLD 4000, Australia
Percentage of ownership interest exchanged in joint venture	71.20%
Cape Bougainville Joint Venture [member] | Australia [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Cape Bougainville Joint Venture
Country of incorporation, Joint Venture	Australia
Address of principal place of business	123 Albert Street, Brisbane QLD 4000, Australia
Percentage of ownership interest exchanged in joint venture	53.80%
Channar Mining Joint Venture [member] | Australia [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Channar Mining Joint Venture
Country of incorporation, Joint Venture	Australia
Address of principal place of business	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Percentage of ownership interest exchanged in joint venture	60.00%
Diavik Joint Venture [member]
Disclosure Of Joint Ventures [Line Items]
Percentage of ownership interest exchanged in joint venture	60.00%
Diavik Joint Venture [member] | Canada [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Diavik Joint Venture
Country of incorporation, Joint Venture	Canada
Address of principal place of business	300-5201 50th Avenue, Yellowknife NT X1A 2P9, Canada
Percentage of ownership interest exchanged in joint venture	60.00%
Gladstone Power Station Joint Venture [member] | Australia [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Gladstone Power Station Joint Venture
Country of incorporation, Joint Venture	Australia
Address of principal place of business	NRG Gladstone Operating Service, Gladstone Power Station, Gladstone QLD 4680, Australia
Percentage of ownership interest exchanged in joint venture	42.10%
Grasberg Joint Operation [member] | Indonesia [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Grasberg joint operation
Country of incorporation, Joint Venture	Indonesia
Address of principal place of business	JI Mandala Raya Selatan, No. 1 Kuala Kencana, Timika, Irian Jaya, 98663, Indonesia
Percentage of ownership interest exchanged in joint venture	40.00%
Green Mountain Mining Venture [member] | United States [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Green Mountain Mining Venture
Country of incorporation, Joint Venture	United States
Address of principal place of business	4700 Daybreak Parkway, South Jordan UT 84009, United States
Percentage of ownership interest exchanged in joint venture	100.00%
Hail Creek Joint Venture [member]
Disclosure Of Joint Ventures [Line Items]
Percentage of ownership interest exchanged in joint venture	82.00%
Hail Creek Joint Venture [member] | Australia [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Hail Creek Joint Venture
Country of incorporation, Joint Venture	Australia
Address of principal place of business	123 Albert Street, Brisbane QLD 4000, Australia
Percentage of ownership interest exchanged in joint venture	82.00%
Hope Downs Joint Venture [member]
Disclosure Of Joint Ventures [Line Items]
Percentage of ownership interest exchanged in joint venture	50.00%
Hope Downs Joint Venture [member] | Australia [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Hope Downs Joint Venture
Country of incorporation, Joint Venture	Australia
Address of principal place of business	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Percentage of ownership interest exchanged in joint venture	50.00%
Kestrel Joint Venture [member]
Disclosure Of Joint Ventures [Line Items]
Percentage of ownership interest exchanged in joint venture	80.00%
Kestrel Joint Venture [member] | Australia [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Kestrel Joint Venture
Country of incorporation, Joint Venture	Australia
Address of principal place of business	123 Albert Street, Brisbane QLD 4000, Australia
Percentage of ownership interest exchanged in joint venture	80.00%
Mitchell Plateau Joint Venture [member] | Australia [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Mitchell Plateau Joint Venture
Country of incorporation, Joint Venture	Australia
Address of principal place of business	123 Albert Street, Brisbane QLD 4000, Australia
Percentage of ownership interest exchanged in joint venture	52.30%
Rhodes Ridge Joint Venture [member] | Australia [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Rhodes Ridge Joint Venture
Country of incorporation, Joint Venture	Australia
Address of principal place of business	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Percentage of ownership interest exchanged in joint venture	50.00%
Robe River Iron Associates Joint Venture [member] | Australia [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Robe River Iron Associates Joint Venture
Country of incorporation, Joint Venture	Australia
Address of principal place of business	Level 27,Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Percentage of ownership interest exchanged in joint venture	57.10%
Tomago Aluminium Joint Venture [member] | Australia [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Tomago Aluminium Joint Venture
Country of incorporation, Joint Venture	Australia
Address of principal place of business	638 Tomago Road, NSW 2322, Tomago, Australia
Percentage of ownership interest exchanged in joint venture	51.60%
Winchester South Joint Venture [member] | Australia [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Winchester South Joint Venture
Country of incorporation, Joint Venture	Australia
Address of principal place of business	123 Albert Street, Brisbane QLD 4000, Australia
Percentage of ownership interest exchanged in joint venture	75.00%
Winter Road Joint Venture [member] | Canada [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Winter Road Joint Venture
Country of incorporation, Joint Venture	Canada
Address of principal place of business	300-5201 50th Avenue, Yellowknife NT X1A 2P9, Canada
Percentage of ownership interest exchanged in joint venture	33.30%